Financial instruments and risk management - Exchange rate risk management (Details) - Currency risk - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2023
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at risk time horizon		36 months
Probable (base value) | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,575,216
Probable (base value) | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	271,405
Probable (base value) | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,650,540
Probable (base value) | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,465,489)
Probable (base value) | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(70,939,688)
Probable (base value) | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(46,252)
Probable (base value) | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	3,013,886
Probable (base value) | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	1,855,586
Probable (base value) | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	8,423
Probable (base value) | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	210,360
Probable (base value) | United States of America, Dollars | Commodity derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	328,911
Probable (base value) | United States of America, Dollars | Forward Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	R$ 24,893
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	25.00%
Possible 25% | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (2,143,804)
Possible 25% | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(67,851)
Possible 25% | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,662,635)
Possible 25% | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,116,372)
Possible 25% | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(17,734,922)
Possible 25% | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(11,563)
Possible 25% | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(4,321,580)
Possible 25% | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(3,741,488)
Possible 25% | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(146,150)
Possible 25% | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(152,255)
Possible 25% | United States of America, Dollars | Commodity derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(82,259)
Possible 25% | United States of America, Dollars | Forward Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	R$ (120,439)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	50.00%
Remote 50% | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (4,287,608)
Remote 50% | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(135,703)
Remote 50% | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(3,325,270)
Remote 50% | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,232,745)
Remote 50% | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(35,469,844)
Remote 50% | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(23,126)
Remote 50% | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(8,588,587)
Remote 50% | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(7,441,409)
Remote 50% | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(293,534)
Remote 50% | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(304,509)
Remote 50% | United States of America, Dollars | Commodity derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	(164,493)
Remote 50% | United States of America, Dollars | Forward Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Call option	R$ (240,878)